Major restructuring costs - Summary of Analysis of Costs Charged to Operating Profit From Continuing Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of restructuring costs [line items]
Increase in provision for Major restructuring programmes (see Note 32)	£ 172	£ 138	£ 321
Impairment losses recognised	33	122	14
Other non-cash charges/(credit)	86	(7)	25
Other cash costs	146	179	204
Total restructuring costs	382	321	424
Separation Preparation programme
Disclosure of restructuring costs [line items]
Reversal of provisions for cost of restructuring	£ 55	£ 111	£ 140